Advances for Vessels Acquisitions (Tables)	6 Months Ended
Jun. 30, 2014
Advances For Vessels Acquisitions [Abstract]
Advances for Vessels Acquisitions
	December 31, 2013	June 30, 2014

Pre-delivery Yard installments	$66,780	$66,780
Bareboat capital leases - upfront hire & handling fees	-	12,012
Capitalized interest and finance costs	633	1,885
Other capitalized costs (Note 3)	519	1,117
Total	$67,932	$81,794